UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06231

GIAC Funds, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

John H. Walter	Thomas G. Sorell
GIAC Funds, Inc.	GIAC Funds, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders follows.

■ Baillie Gifford International Growth Fund	Semiannual Report To Contractowners

R. Robin Menzies, Portfolio Manager

Objective:

Long-term capital appreciation

Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities of companies domiciled outside the United States

Inception Date:

February 8, 1991

Net Assets at June 30, 2006:

$237,439,279

Top Ten Holdings  (As of 6/30/2006)

Company	Country	Percentage of Total Net Assets
UBS AG	Switzerland	3.28%
Atlas Copco AB — Class B	Sweden	2.84%
Royal Dutch Shell PLC — Class A	United Kingdom	2.61%
Total S.A.	France	2.40%
Danske Bank AS	Denmark	2.31%
Svenska Handelsbanken AB — Class A	Sweden	2.28%
Royal Bank of Scotland	United Kingdom	2.28%
Essilor Int’l. S.A.	France	2.14%
GlaxoSmithKline PLC	United Kingdom	2.13%
Kone OYJ — Class B	Finland	2.02%

Geographical Location vs. Index (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 2/8/1991
Baillie Gifford International Growth Fund	9.20%	26.80%	7.53%	7.17%	9.01%
MSCI EAFE Growth Index	9.55%	26.34%	8.46%	4.17%	5.24%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility.
•	The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index is generally considered to be representative of the international growth stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

BAILLIE GIFFORD INTERNATIONAL GROWTH FUND	1

■ Baillie Gifford International Growth Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period *	Annualized Expense Ratio
Actual	$1,000	$1,092.00	$5.29	1.02%
Hypothetical (5% return before expenses)	$1,000	$1,019.74	$5.11	1.02%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	BAILLIE GIFFORD INTERNATIONAL GROWTH FUND

■	Baillie Gifford International Growth Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value

Common Stocks — 96.4%
Australia — 5.6%
Beverages — 0.4%
255,500	Fosters Group Ltd.	$1,037,357
Commercial Banks — 1.3%
87,754	Australia and NZ Banking Group Ltd.	1,731,950
77,000	Westpac Banking Corp.	1,330,528

		3,062,478
Commercial Services and Supplies — 0.4%
128,000	Brambles Inds. Ltd.	1,045,088
Construction Materials — 0.2%
78,000	James Hardie Inds. NV	445,795
Food and Staples Retailing — 0.7%
107,700	Woolworths Ltd.	1,610,798
Insurance — 0.3%
95,000	AMP Ltd.	643,791
Media — 0.2%
126,000	John Fairfax Hldgs. Ltd.	350,713
Metals and Mining — 1.4%
155,956	BHP Billiton Ltd.	3,356,992
Oil, Gas and Consumable Fuels — 0.4%
27,900	Woodside Petroleum Ltd.	911,186
Real Estate Investment Trusts — 0.3%
61,000	Westfield Group	784,655

		13,248,853

Denmark — 3.4%
Chemicals — 1.1%
39,900	Novozymes AS – Class B	2,693,244
Commercial Banks — 2.3%
144,320	Danske Bank AS	5,488,910

		8,182,154

Finland — 2.0%
Construction and Engineering — 2.0%
115,400	Kone OYJ – Class B	4,792,579

France — 11.5%
Beverages — 0.9%
11,080	Pernod-Ricard S.A.	2,194,581
Diversified Financial Services — 1.3%
31,176	Eurazeo	3,085,474
Food and Staples Retailing — 1.3%
53,729	Carrefour S.A.	3,147,266
Health Care Equipment and Supplies — 2.2%
50,410	Essilor Int’l. S.A.	5,069,575
Oil, Gas and Consumable Fuels — 2.4%
86,520	Total S.A.	5,688,294
Personal Products — 2.0%
49,406	L’Oreal S.A.	4,662,409
Pharmaceuticals — 1.4%
34,620	Sanofi-Aventis	3,375,451

		27,223,050

Germany — 5.9%
Diversified Financial Services — 0.9%
16,400	Deutsche Boerse AG	2,231,894
Health Care Providers and Services — 2.0%
51,278	Celesio AG	4,656,907
Software — 1.8%
20,598	SAP AG	4,342,993
Textiles, Apparel and Luxury Goods — 1.2%
58,360	Adidas-Salomon AG	2,787,627

		14,019,421

Shares		Value

Hong Kong — 1.7%
Commercial Banks — 0.1%
202,000	BOC Hong Kong Hldgs. Ltd.	$395,314
Distributors — 0.4%
451,000	Li & Fung Ltd.	914,542
Diversified Financial Services — 0.3%
106,000	Hong Kong Exchanges & Clearing Ltd.	682,374
Media — 0.2%
66,000	Television Broadcasts Ltd.	407,455
Real Estate Management and Development — 0.7%
90,000	Cheung Kong Hldgs. Ltd.	975,666
405,000	Hang Lung Pptys. Ltd.	732,619

		1,708,285

		4,107,970

Ireland — 3.3%
Commercial Banks — 1.5%
147,110	Allied Irish Banks PLC	3,526,591
Construction Materials — 1.8%
133,450	CRH PLC	4,334,852

		7,861,443

Japan — 22.1%
Automobiles — 1.4%
310,200	Nissan Motor Co. Ltd.	3,386,315
Building Products — 1.3%
250,000	Asahi Glass Co.	3,167,984
Commercial Banks — 1.5%
253	Mitsubishi UFJ Financial Group, Inc.	3,535,217
Diversified Financial Services — 0.8%
32,500	Promise Co.	1,881,796
Electrical Equipment — 0.8%
230,000	Mitsubishi Electric Corp.	1,841,928
Electronic Equipment and Instruments — 2.7%
12,400	Keyence Corp.	3,164,298
34,000	Nidec Corp.	2,434,828
68,000	YASKAWA Electric Corp.	789,835

		6,388,961
Insurance — 1.1%
210,000	Mitsui Sumitomo Insurance Co.	2,635,431
Internet Software and Services — 0.6%
2,578	Rakuten, Inc.	1,530,972
Machinery — 1.2%
83,300	Daikin Inds. Ltd.	2,888,092
Marine — 1.1%
369,000	Mitsui O.S.K. Lines Ltd.	2,507,157
Office Electronics — 2.0%
96,150	Canon, Inc.	4,710,724
Paper and Forest Products — 0.8%
461	Nippon Paper Group, Inc.	1,884,180
Real Estate Management and Development — 0.4%
40,000	Sumitomo Realty & Dev’t. Co. Ltd.	985,110
Road and Rail — 0.9%
351,000	Tokyu Corp.	2,047,666
Specialty Retail — 1.0%
24,400	Yamada Denki Co. Ltd.	2,486,773
Tobacco — 1.2%
755	Japan Tobacco, Inc.	2,749,531
Trading Companies and Distributors — 2.4%
53,600	Hitachi High-Technologies Corp.	1,628,994
282,000	Mitsui & Co. Ltd.	3,979,844

		5,608,838

See notes to financial statements.

3

■	Baillie Gifford International Growth Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Wireless Telecommunication Services — 0.9%
349	KDDI Corp.	$2,142,675

		52,379,350

Luxembourg — 1.0%
Wireless Telecommunication Services — 1.0%
172,000	SES Global	2,450,662

New Zealand — 0.1%
Diversified Telecommunication Services — 0.1%
121,400	Telecom. Corp. of New Zealand	298,933

Russia — 0.9%
Oil, Gas and Consumable Fuels — 0.5%
29,500	OAO Gazprom ADR	1,240,475
Wireless Telecommunication Services — 0.4%
27,000	Mobile TeleSystems ADR	794,880

		2,035,355

Singapore — 0.4%
Industrial Conglomerates — 0.4%
105,000	Keppel Corp. Ltd.	974,739

South Korea — 0.5%
Semiconductors and Semiconductor Equipment — 0.5%
3,900	Samsung Electronics Co. Ltd. GDR†	1,225,575

Spain — 2.5%
Diversified Financial Services — 1.2%
52,585	Corp. Financiera Alba S.A.	2,910,249
Tobacco — 1.3%
62,720	Altadis S.A.	2,962,226

		5,872,475

Sweden — 7.6%
Commercial Banks — 2.3%
210,987	Svenska Handelsbanken AB – Class A	5,424,695
Health Care Equipment and Supplies — 1.2%
170,480	Getinge AB – Class B	2,894,578
Machinery — 4.1%
260,610	Atlas Copco AB – Class B	6,754,736
252,720	Sandvik AB	2,933,595

		9,688,331

		18,007,604

Switzerland — 6.3%
Building Products — 1.2%
2,412	Geberit AG	2,784,478
Commercial Banks — 3.3%
71,150	UBS AG	7,783,892
Health Care Equipment and Supplies — 0.9%
8,400	Straumann Hldg. AG	2,137,976
Machinery — 0.9%
43,320	Schindler Hldg. AG	2,244,074

		14,950,420

Taiwan — 0.5%
Semiconductors and Semiconductor Equipment — 0.5%
125,847	Taiwan Semiconductor Mfg. Co. Ltd. ADR	1,155,279

Shares		Value

United Kingdom — 21.1%
Commercial Banks — 3.3%
164,888	Royal Bank of Scotland	$5,419,997
96,000	Standard Chartered PLC	2,342,736

		7,762,733
Commercial Services and Supplies — 1.1%
187,000	Capita Group PLC	1,595,481
467,000	Hays PLC	1,165,544

		2,761,025
Health Care Equipment and Supplies — 0.5%
149,000	Smith & Nephew PLC	1,147,306
Hotels, Restaurants and Leisure — 0.8%
46,200	Carnival PLC	1,881,632
Media — 2.2%
239,000	Reed Elsevier PLC	2,412,508
300,966	Yell Group PLC	2,846,042

		5,258,550
Metals and Mining — 1.0%
118,000	BHP Billiton PLC	2,288,420
Oil, Gas and Consumable Fuels — 5.9%
247,000	BG Group PLC	3,299,233
67,500	Cairn Energy PLC*	2,736,658
414,018	John Wood Group PLC	1,791,073
184,500	Royal Dutch Shell PLC – Class A	6,207,918

		14,034,882
Pharmaceuticals — 2.1%
181,077	GlaxoSmithKline PLC	5,058,316
Specialty Retail — 1.2%
661,000	Kingfisher PLC	2,914,527
Tobacco — 2.1%
152,000	Gallaher Group PLC	2,374,535
83,900	Imperial Tobacco Group PLC	2,588,788

		4,963,323
Trading Companies and Distributors — 0.9%
94,000	Wolseley PLC	2,073,225

		50,143,939

	Total Common Stocks (Cost $164,916,010)	228,929,801

Preferred Stocks — 1.9%
Brazil — 1.9%
Commercial Banks — 0.5%
43,000	Banco Itau Hldg. Financeira S.A. ADR	$1,253,880
Oil, Gas and Consumable Fuels — 1.4%
40,600	Petroleo Brasileiro S.A. ADR	3,241,504

	Total Preferred Stocks (Cost $2,146,340)	4,495,384

See notes to financial statements.

4

■	Baillie Gifford International Growth Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Value

Repurchase Agreement — 1.5%
$ 3,465,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $3,465,722 at 2.50%, due 7/3/2006 (1) (Cost $3,465,000)	$3,465,000

Total Investments — 99.8% (Cost $170,527,350)		236,890,185
Cash, Receivables, and Other Assets Less Liabilities — 0.2%		549,094

Net Assets — 100%		$237,439,279

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 6/30/2006, the aggregate market value of these securities amounted to $1,225,575 representing 0.5% of net assets which have been deemed liquid pursuant to the Fund’s liquidity procedures approved by the Board of Directors.
*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by $3,045,000 in U.S. Treasury Note, 7.25%, due 5/15/2016, with a value of $3,538,862.

Glossary of Terms:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See notes to financial statements.

5

■	Baillie Gifford International Growth Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $170,527,350)	$236,890,185
Foreign currency (cost, $109,517)	110,991
Cash	547
Receivable for fund shares sold	321,703
Dividends receivable	192,012
Dividend reclaim receivable	73,599
Interest receivable	241
Other assets	46,241

Total Assets	237,635,519

LIABILITIES
Payable for fund shares redeemed	163,508
Accrued expenses	32,359
Unrealized depreciation on forward foreign currency contracts	373

Total Liabilities	196,240

Net Assets	$237,439,279

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,237,451
Additional paid-in capital	202,415,935
Undistributed net investment income	866,711
Accumulated net realized loss on investments and foreign currency related transactions	(33,445,639)
Net unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	66,364,821

Net Assets	$237,439,279

Shares Outstanding — $0.10 Par Value	12,374,505

Net Asset Value Per Share	$19.19

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$3,709,946
Interest	61,930
Less: Foreign tax withheld	(377,454)

Total Income	3,394,422

Expenses:
Investment advisory fees — Note B	918,781
Custodian fees	195,468
Printing expense	21,824
Audit fees	15,131
Directors’ fees — Note B	12,743
Insurance expense	6,671
Legal fees	3,212
Loan commitment fees — Note F	1,813
Registration fees	101
Other	624

Total Expenses	1,176,368

Net Investment Income	2,218,054

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investments — Note A	17,257,735
Net realized loss on foreign currency related transactions — Note A	(60,767)
Net change in unrealized appreciation of investments — Note C	(125,745)
Net change in unrealized depreciation from translation of other assets and liabilities denominated in foreign currencies — Note A	8,480

Net Realized and Unrealized Gain on Investments and Foreign Currencies	17,079,703

NET INCREASE IN NET ASSETS FROM OPERATIONS	$19,297,757

See notes to financial statements.

6

■	Baillie Gifford International Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
From Operations:
Net investment income	$2,218,054	$2,484,539
Net realized gain on investments and foreign currency related transactions	17,196,968	17,154,284
Net change in unrealized appreciation of investments and foreign currency related transactions	(117,265)	9,553,265

Net Increase in Net Assets Resulting from Operations	19,297,757	29,192,088

Dividends to Shareholders from:
Net investment income	(2,754,132)	(3,029,344)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note E	10,036,754	(5,162,124)

Net Increase in Net Assets	26,580,379	21,000,620

NET ASSETS:

Beginning of period	210,858,900	189,858,280

End of period*	$237,439,279	$210,858,900

* Includes undistributed net investment income of:	$866,711	$1,402,789

See notes to financial statements.

7

■	Baillie Gifford International Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$17.80		$15.60	$13.40	$10.46	$12.72	$16.24

Income from investment operations:
Net investment income	0.18		0.22	0.16	0.14	0.11	0.05
Net realized and unrealized gain/(loss) on investments and translation of other assets and liabilities denominated in foreign currency	1.44		2.24	2.08	2.99	(2.36)	(3.34)

Net increase/(decrease) from investment operations	1.62		2.46	2.24	3.13	(2.25)	(3.29)

Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.26)	(0.04)	(0.19)	(0.01)	—
Net realized gain on investments and foreign currency related transations	—		—	—	—	—	(0.23)

Total dividends and distributions	(0.23)		(0.26)	(0.04)	(0.19)	(0.01)	(0.23)

Net asset value, end of period	$19.19		$17.80	$15.60	$13.40	$10.46	$12.72

Total return*	9.20	%(a)	16.02%	16.72%	30.03%	(17.70)%	(20.40)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$237,439		$210,859	$189,858	$194,159	$163,815	$255,651
Ratio of expenses to average net assets	1.02	%(b)	1.05%	1.01%	1.05%	1.02%	0.99%
Ratio of net investment income to average net assets	1.93	%(b)	1.30%	1.03%	1.17%	0.89%	0.59%
Portfolio turnover rate	18%		28%	24%	41%	39%	40%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

8

■	Baillie Gifford International Growth Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

Baillie Gifford International Growth Fund (the Fund or BGIF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of the Company are presented in separate reports.

Shares of BGIF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of BGIF are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGIF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

BGIF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated

9

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by BGIF. When forward contracts are closed, BGIF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGIF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

BGIF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGIF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGIF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGIF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGIF. BGIF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGIF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, BGIF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for BGIF. Net realized short-term and long-term capital gains for BGIF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGIF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

BGIF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in BGIF have been provided for in accordance with the applicable country’s tax rules and rates.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Management Agreements and Payments to or from Related Parties

BGIF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGIF’s portfolio of investments subject to the supervision of the Company’s Board of Directors. GBG has entered into a sub-investment management agreement with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGIF. GBG continually monitors and evaluates the performance of BG

10

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate 0.80% of BGIF’s average daily net assets. One half of this fee (0.40%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to BGIF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $50,308,083 and $40,426,995, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency, forward contracts and futures at June 30, 2006 aggregated $68,363,457 and $2,000,622, respectively, resulting in net unrealized appreciation of $66,362,835.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGIF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGIF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGIF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	1,718,855	2,030,951	$32,979,625	$32,756,726
Shares issued in reinvestment of dividends	157,289	198,776	2,754,132	3,029,344
Shares repurchased	(1,345,326)	(2,554,129)	(25,697,003)	(40,948,194)

Net increase/(decrease)	530,818	(324,402)	$10,036,754	$(5,162,124)

Note F.	Line of Credit

A $100,000,000 line of credit available to BGIF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

11

■	Baillie Gifford International Growth Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

12

■	Baillie Gifford International Growth Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

Nature, Quality and Extent of Services. The Independent Directors considered the nature, extent and quality of services provided under each Subadvisory Agreement. The Independent Directors considered the reputation, qualifications and background of the Subadvisors, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and

13

■	Baillie Gifford International Growth Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

the resources made available to such personnel. The Independent Directors also considered the Subadvisors’ compliance with investment policies and general legal compliance. The Independent Directors concluded that each Subadvisor was providing satisfactory services and recommended that the Subadvisory Agreement for each applicable Fund be continued.

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and, where applicable, longer-term periods, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. Based upon all relevant factors, the Independent Directors concluded that the investment performance of each subadvised Fund either met acceptable levels of investment performance or, in situations where there was underperformance, the underperformance was not over a long enough period of time to provide a meaningful measure of performance. Therefore, the Independent Directors concluded, based upon each Fund’s particular circumstances, that it was in the best interests of each Fund to renew the Subadvisory Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s subadvisory fees and how they related to the overall management fee structure of each Fund. The Independent Directors evaluated the competitiveness of the subadvisory fees based upon data supplied by Fund management, which showed each Subadvisor’s standard fee schedule for similarly managed institutional accounts. Based on the information provided by Fund management, the Independent Directors noted that the Subadvisors charged comparable or lower fees for the Funds than their standard fee schedules. The Independent Directors also considered that the Managers compensate the Subadvisors from their own management fees.

Based upon all of the above, the Independent Directors determined that the subadvisory fees for each Fund were reasonable.

Profitability. The Independent Directors received general information with respect to each Subadvisor’s profitability. The Independent Directors noted that the Managers compensate the Subadvisors from their own management fees and that the fees were competitive based on the information provided by the Subadvisors and the Managers. In addition, the Independent Directors noted that the Subadvisory Agreements with UBS were negotiated at arm’s length between GIS and UBS. The Independent Directors also noted the amount of revenue generated by each Subadvisor from its subadvisory fees. The Independent Directors reviewed data on the estimated range of profitability to UBS for the Funds it subadvised and concluded that its profitability was not unreasonable. The Independent Directors took into account the level of revenues and the profitability to the parent entity of BGO as a result of BGO’s subadvisory relationship with the Funds it subadvised and concluded that profitability was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the subadvisory services provided to each applicable Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund contained one breakpoint in its subadvisory fee schedule. The Independent Directors also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Independent Directors concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to Subadvisors. The Independent Directors also considered the character and amount of other incidental benefits received by each Subadvisor, including any benefit derived from their affiliation with the Funds. The Independent Directors considered that UBS may use an affiliate to execute portfolio transactions for the Funds it subadvises, subject to Rule 17e-1 procedures that have been approved by the Board. The Independent Directors also considered each Subadvisor’s soft dollar practices. The Independent Directors concluded that the fees charged under each Subadvisory Agreement were reasonable in light of these fall-out benefits.

Specific Fund Findings

Baillie Gifford International Growth Fund

In determining to recommend renewal of the Fund’s Advisory Agreements, the Independent Directors noted the favorable relative investment performance of the Fund, with performance above the median of its peer group in all but one of the periods reviewed, as well as the reasonableness of its management fee rate.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

14

■	Baillie Gifford International Growth Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

15

■ Baillie Gifford Emerging Markets Fund	Semiannual Report To Contractowners

Edward H. Hocknell, Portfolio Manager

Objective:

Long-term capital appreciation

Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies in emerging markets

Inception Date:

October 17, 1994

Net Assets at June 30, 2006:

$139,891,878

Top Ten Holdings  (As of 6/30/2006)

Company	Country	Percentage of Total Net Assets
Petroleo Brasileiro S.A. ADR	Brazil	4.24%
Samsung Corp.	South Korea	4.06%
OAO Gazprom ADR	Russia	3.97%
Itausa-Investimentos Itau S.A.	Brazil	3.30%
Taiwan Semiconductor Mfg.	Taiwan	3.08%
LUKOIL ADR	Russia	3.08%
High Tech Computer Corp.	Taiwan	2.91%
Hon Hai Precision Inds. Co. Ltd.	Taiwan	2.89%
Infosys Technologies Ltd.	India	2.63%
Samsung Heavy Inds. Co. Ltd.	South Korea	2.48%

Geographical Location vs. Index  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 10/17/1994
Baillie Gifford Emerging Markets Fund	10.52%	43.25%	22.21%	11.19%	9.77%
MSCI EMF Index	7.33%	35.91%	21.54%	6.66%	4.78%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.
•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

BAILLIE GIFFORD EMERGING MARKETS FUND	1

■ Baillie Gifford Emerging Markets Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,105.20	$6.79	1.30%
Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.51	1.30%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	BAILLIE GIFFORD EMERGING MARKETS FUND

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
Common Stocks — 94.5%
Argentina — 0.1%
Food and Staples Retailing — 0.1%
21,900	Imp. Y Exp. Patagonia	$131,382

Bolivia — 0.4%
Metals and Mining — 0.4%
32,000	Apex Silver Mines Ltd.*	481,600

Brazil — 6.6%
Metals and Mining — 2.4%
139,400	Comp. Vale Do Rio Doce ADR	3,351,176
Oil, Gas and Consumable Fuels — 4.2%
66,431	Petroleo Brasileiro S.A. ADR	5,932,953

		9,284,129

Chile — 0.4%
Commercial Banks — 0.4%
14,600	Banco Santander Chile ADR	588,964

Egypt — 1.3%
Construction Materials — 0.5%
10,500	Orascom Construction Inds. GDR	660,450
Wireless Telecommunication Services — 0.8%
29,242	Orascom Telecom Hldg. SAE GDR	1,193,074

		1,853,524

Hong Kong — 2.7%
Diversified Telecommunication Services — 0.5%
421,000	Hutchison Telecom. Int’l. Ltd.*	685,677
Electronic Equipment and Instruments — 0.5%
261,500	Kingboard Chemical Hldgs. Ltd.	739,014
Wireless Telecommunication Services — 1.7%
422,000	China Mobile (Hong Kong) Ltd.	2,412,360

		3,837,051

Hungary — 0.9%
Commercial Banks — 0.9%
46,400	OTP Bank Rt.	1,312,615

India — 4.6%
Chemicals — 2.0%
119,100	Reliance Inds. Ltd.	2,746,464
Information Technology Services — 2.6%
54,700	Infosys Technologies Ltd.	3,672,161

		6,418,625

Indonesia — 2.8%
Commercial Banks — 1.4%
4,281,000	PT Bank Rakyat Indonesia	1,894,861
Diversified Telecommunication Services — 1.4%
2,484,000	PT Telekomunikasi Indonesia	1,971,003

		3,865,864

Israel — 2.5%
Chemicals — 0.7%
185,179	Makhteshim-Agan Inds. Ltd.	981,903
Commercial Banks — 1.0%
340,000	Bank Hapoalim Ltd.	1,461,552
Pharmaceuticals — 0.8%
33,000	Teva Pharmaceutical Inds. Ltd. ADR	1,042,470

		3,485,925

Malaysia — 2.9%
Commercial Banks — 0.5%
419,000	Bumiputra-Commerce Hldgs. Berhad	678,473

Shares		Value
Electric Utilities — 0.9%
234,600	Malakoff Berhad	$619,301
275,000	Tenaga Nasional Berhad	688,529

		1,307,830
Food Products — 1.1%
376,000	IOI Corp. Berhad	1,463,274
Real Estate Management and Development — 0.4%
530,000	SP Setia Berhad	545,217

		3,994,794

Mexico — 6.1%
Commercial Banks — 1.4%
811,000	Grupo Fin. Banorte S.A. de C.V.	1,889,622
Construction and Engineering — 0.5%
239,634	Empresas ICA S.A. de C.V.*	679,355
Food and Staples Retailing — 0.9%
463,842	Wal-Mart de Mexico S.A. de C.V.	1,302,650
Household Durables — 0.5%
153,600	Consorcio Ara S.A. de C.V.	635,487
Wireless Telecommunication Services — 2.8%
72,800	America Movil S.A. de C.V. ADR	2,421,328
263,000	America Telecom S.A. de C.V.*	1,554,104

		3,975,432

		8,482,546

Mozambique — 0.3%
Metals and Mining — 0.3%
650,000	Kenmare Resources PLC*	465,654

People’s Republic of China — 3.4%
Energy Equipment and Services — 1.1%
820,000	China Shenhua Energy Co., Ltd.	1,504,442
Oil, Gas and Consumable Fuels — 2.3%
1,758,000	CNOOC Ltd.	1,403,322
1,774,000	PetroChina Co. Ltd.	1,895,738

		3,299,060

		4,803,502

Russia — 8.2%
Diversified Consumer Services — 0.5%
35,000	AFK Sistema GDR	703,500
Oil, Gas and Consumable Fuels — 7.1%
51,700	LUKOIL ADR	4,301,440
131,950	OAO Gazprom ADR	5,548,498

		9,849,938
Wireless Telecommunication Services — 0.6%
18,800	VimpelCom ADR*	861,416

		11,414,854

South Africa — 9.7%
Commercial Banks — 1.4%
39,500	ABSA Group Ltd.	553,099
340,000	FirstRand Ltd.	802,178
57,500	Standard Bank Group Ltd.	618,107

		1,973,384
Food and Staples Retailing — 0.4%
71,932	Massmart Hldgs. Ltd.	471,982
Industrial Conglomerates — 0.5%
34,862	Imperial Hldgs. Ltd.*	657,039
Media — 0.6%
50,600	Naspers Ltd.	860,899

See notes to financial statements.

3

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value
Metals and Mining — 4.3%
23,420	Anglo American Platinum Corp.	$2,468,533
9,000	Impala Platinum Hldgs. Ltd.	1,658,297
37,000	Lonmin PLC	1,924,197

		6,051,027
Oil, Gas and Consumable Fuels — 2.2%
81,400	Sasol Ltd.	3,125,087
Specialty Retail — 0.3%
108,000	Edgars Consolidated Stores Ltd.	436,493

		13,575,911

South Korea — 20.8%
Commercial Banks — 1.1%
87,600	Industrial Bank of Korea	1,477,312
Commercial Services and Supplies — 1.0%
31,500	S1 Corp.	1,414,387
Construction and Engineering — 1.3%
41,710	Hyundai Development Co.	1,802,487
Food and Staples Retailing — 0.4%
1,929	Orion Corp.	524,566
Household Durables — 1.3%
86,500	Woongjin Coway Co. Ltd.	1,896,390
Industrial Conglomerates — 1.7%
98,770	Hanwha Corp.	2,363,193
Insurance — 3.0%
221,000	Meritz Fire & Marine Ins. Co. Ltd.	1,316,100
21,600	Samsung Fire & Marine Ins. Co. Ltd.	2,902,767

		4,218,867
Marine — 3.5%
48,500	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,426,245
150,290	Samsung Heavy Inds. Co. Ltd.	3,469,145

		4,895,390
Media — 0.6%
4,500	Cheil Comms., Inc.	898,814
Oil, Gas and Consumable Fuels — 1.5%
68,800	GS Hldgs. Corp.	2,160,991
Pharmaceuticals — 1.3%
11,868	Yuhan Corp.	1,820,073
Trading Companies and Distributors — 4.1%
207,000	Samsung Corp.	5,683,636

		29,156,106

Taiwan — 15.0%
Chemicals — 1.0%
816,000	Taiwan Fertilizer Co. Ltd.	1,356,239
Commercial Banks — 1.8%
2,511,000	Chang Hwa Commercial Bank	1,780,301
1,270,000	Taishin Financial Hldgs. Co. Ltd.	778,804

		2,559,105
Computers and Peripherals — 2.9%
148,000	High Tech Computer Corp.	4,069,263
Diversified Financial Services — 2.5%
1,653,249	Shin Kong Financial Hldg. Co. Ltd.	1,818,245
3,249,263	SinoPac Hldgs.	1,641,219

		3,459,464
Electronic Equipment and Instruments — 2.9%
653,608	Hon Hai Precision Inds. Co. Ltd.	4,038,419
Multiline Retail — 0.8%
2,115,000	Far Eastern Dept. Stores Ltd.	1,143,437
Semiconductors and Semiconductor Equipment — 3.1%
2,384,427	Taiwan Semiconductor Mfg.	4,301,906

		20,927,833

Shares		Value
Thailand — 3.4%
Beverages — 0.5%
4,179,000	Thai Beverage Pub. Co. Ltd.*	$699,359
Commercial Banks — 0.9%
496,500	Bangkok Bank Public Co. Ltd.	1,327,123
Diversified Financial Services — 0.3%
810,000	TISCO Finance Pub. Co. Ltd.	471,226
Oil, Gas and Consumable Fuels — 1.5%
741,500	PTT Exploration & Production Pub. Co., Ltd.	2,059,722
Wireless Telecommunication Services — 0.2%
89,656	Advanced Info Service Pub. Co. Ltd.	211,453

		4,768,883

Turkey — 2.4%
Commercial Banks — 1.4%
566,100	Turkiye Garanti Bankasi A.S.	1,406,770
141,600	Turkiye Vakiflar Bankasi T.A.O.	553,718

		1,960,488
Food and Staples Retailing — 0.5%
24,000	BIM Birlesik Magazalar A.S.	700,095
Wireless Telecommunication Services — 0.5%
157,745	Turkcell Iletisim Hizmetleri A.S.	721,319

		3,381,902

	Total Common Stocks (Cost $93,562,984)	132,231,664

Preferred Stocks — 3.5%
Brazil — 3.5%
Commercial Banks — 3.3%
1,152,709	Itausa-Investimentos Itau S.A.	$4,641,710
Electric Utilities — 0.2%
11,000,000	AES Tiete S.A.	264,142

	Total Preferred Stocks (Cost $1,931,683)	4,905,852

Principal Amount		Value
Repurchase Agreement — 0.4%
$ 534,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $534,111 at 2.50%, due 7/3/2006 (1) (Cost $534,000)	$534,000

Total Investments — 98.4% (Cost $96,028,667)		137,671,516
Cash, Receivables, and Other Assets Less Liabilities — 1.6%		2,220,362

Net Assets — 100%		$139,891,878

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by $470,000 in U.S. Treasury Bond, 7.25%, due 5/15/2016, with a value of $546,228.

Glossary of Terms:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt .

See notes to financial statements.

4

■	Baillie Gifford Emerging Markets Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $96,028,667)	$137,671,516
Foreign currency (cost, $1,747,068)	1,760,167
Cash	185
Receivable for securities sold	409,269
Dividends receivable	306,067
Receivable for fund shares sold	186,234
Tax refund receivable	41,194
Unrealized appreciation on forward foreign currency contracts	3,500
Interest receivable	37
Other assets	37,349

Total Assets	140,415,518

LIABILITIES
Payable for fund shares redeemed	220,387
Accrued foreign capital gains tax	201,282
Payable for securities purchased	101,971

Total Liabilities	523,640

Net Assets	$139,891,878

COMPONENTS OF NET ASSETS
Capital stock, at par	$603,642
Additional paid-in capital	83,147,730
Undistributed net investment income	201,565
Accumulated net realized gain on investments and foreign currency related transactions	14,478,450
Net unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	41,460,491

Net Assets	$139,891,878

Shares Outstanding — $0.10 Par Value	6,036,415

Net Asset Value Per Share	$23.17

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$2,056,697
Interest	29,435
Less: Foreign tax withheld	(207,568)

Total Income	1,878,564

Expenses:
Investment advisory fees — Note B	728,681
Custodian fees	172,195
Audit fees	15,131
Printing expense	14,002
Directors’ fees — Note B	6,725
Insurance expense	3,382
Legal fees	1,753
Loan commitment fees — Note F	971
Registration fees	42
Other	3,855

Total Expenses	946,737

Net Investment Income	931,827

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investments — Note A	14,737,386
Realized foreign capital loss tax	(45,097)
Net realized loss on foreign currency related transactions — Note A	(126,187)
Net change in unrealized appreciation of investments — Note C	(3,048,091)
Net change in accrued foreign capital gains tax	56,990
Net change in unrealized appreciation from translation of other assets and liabilities denominated in foreign currencies — Note A	16,501

Net Realized and Unrealized Gain on Investments and Foreign Currencies	11,591,502

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,523,329

See notes to financial statements.

5

■	Baillie Gifford Emerging Markets Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$931,827	$995,665
Net realized gain on investments and foreign currency related transactions	14,566,102	7,898,205
Net change in unrealized appreciation of investments and foreign currency related transactions	(2,974,600)	24,532,868

Net Increase in Net Assets Resulting from Operations	12,523,329	33,426,738

Dividends and Distributions to Shareholders from:
Net investment income	(452,202)	(987,820)
Net realized gain on investment and foreign currency related transactions	(2,418,866)	(7,055,990)

Total Dividends and Distributions to Shareholders	(2,871,068)	(8,043,810)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	6,761,652	24,014,386

Net Increase in Net Assets	16,413,913	49,397,314

NET ASSETS:

Beginning of period	123,477,965	74,080,651

End of period*	$139,891,878	$123,477,965

* Includes undistributed/(distribution in excess of) net investment income	$201,565	$(278,060)

See notes to financial statements.

6

■	Baillie Gifford Emerging Markets Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$21.46		$16.43	$13.60	$8.91	$9.57	$9.02

Income from investment operations:
Net investment income	0.16		0.19	0.11	0.10	0.05	0.07
Net realized and unrealized gain/(loss) on investments and translation of other assets and liabilities denominated in foreign currency	2.04		6.35	3.09	4.69	(0.66)	0.50

Net increase/(decrease) from investment operations	2.20		6.54	3.20	4.79	(0.61)	0.57

Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.18)	(0.03)	(0.10)	(0.05)	(0.02)
Net realized gain on investments and foreign currency related transactions	(0.41)		(1.33)	(0.34)	—	—	—

Total dividends and distributions	(0.49)		(1.51)	(0.37)	(0.10)	(0.05)	(0.02)

Net asset value, end of period	$23.17		$21.46	$16.43	$13.60	$8.91	$9.57

Total return*	10.52	%(a)	40.51%	23.56%	53.92%	(6.34)%	6.30%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$139,892		$123,478	$74,081	$55,252	$33,211	$56,513
Ratio of expenses to average net assets	1.30	%(b)	1.51%	1.57%	1.82%	1.54%	1.48%
Ratio of net investment income to average net assets	1.28	%(b)	1.08%	0.76%	0.99%	0.42%	0.84%
Portfolio turnover rate	35%		41%	75%	71%	101%	103%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

Baillie Gifford Emerging Markets Fund (the Fund or BGEMF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of the Company are presented in separate reports.

Shares of BGEMF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of BGEMF are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGEMF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

BGEMF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract

8

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by BGEMF. When forward contracts are closed, BGEMF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGEMF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

BGEMF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGEMF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGEMF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGEMF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGEMF. BGEMF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGEMF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, BGEMF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for BGEMF. Net realized short-term and long-term capital gains for BGEMF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGEMF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

BGEMF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in BGEMF have been provided for in accordance with the applicable country’s tax rules and rates.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Management Agreements and Payments to or from Related Parties

BGEMF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGEMF’s portfolio of investments subject to the supervision of the Company’s Board of Directors. GBG has entered into a sub-investment management agreement with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGEMF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate

9

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

1.00% of BGEMF’s average daily net assets. One half of this fee (0.50%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to BGEMF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $52,919,082 and $49,083,793, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency, forward contracts and futures at June 30, 2006 aggregated $43,585,352 and $1,942,503, respectively, resulting in net unrealized appreciation of $41,642,849.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGEMF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGEMF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGEMF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	1,475,933	2,202,867	$35,532,391	$40,867,945
Shares issued in reinvestment of dividends and distributions	140,188	396,568	2,871,068	8,043,810
Shares repurchased	(1,334,263)	(1,353,953)	(31,641,807)	(24,897,369)

Net increase	281,858	1,245,482	$6,761,652	$24,014,386

Note F.	Line of Credit

A $100,000,000 line of credit available to BGEMF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

10

■	Baillie Gifford Emerging Markets Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

11

■	Baillie Gifford Emerging Markets Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

Nature, Quality and Extent of Services. The Independent Directors considered the nature, extent and quality of services provided under each Subadvisory Agreement. The Independent Directors considered the reputation, qualifications and background of the Subadvisors, the experience and skills of investment personnel responsible for the day-to-day management of each Fund,

12

■	Baillie Gifford Emerging Markets Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

and the resources made available to such personnel. The Independent Directors also considered the Subadvisors’ compliance with investment policies and general legal compliance. The Independent Directors concluded that each Subadvisor was providing satisfactory services and recommended that the Subadvisory Agreement for each applicable Fund be continued.

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and, where applicable, longer-term periods, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. Based upon all relevant factors, the Independent Directors concluded that the investment performance of each subadvised Fund either met acceptable levels of investment performance or, in situations where there was underperformance, the underperformance was not over a long enough period of time to provide a meaningful measure of performance. Therefore, the Independent Directors concluded, based upon each Fund’s particular circumstances, that it was in the best interests of each Fund to renew the Subadvisory Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s subadvisory fees and how they related to the overall management fee structure of each Fund. The Independent Directors evaluated the competitiveness of the subadvisory fees based upon data supplied by Fund management, which showed each Subadvisor’s standard fee schedule for similarly managed institutional accounts. Based on the information provided by Fund management, the Independent Directors noted that the Subadvisors charged comparable or lower fees for the Funds than their standard fee schedules. The Independent Directors also considered that the Managers compensate the Subadvisors from their own management fees.

Based upon all of the above, the Independent Directors determined that the subadvisory fees for each Fund were reasonable.

Profitability. The Independent Directors received general information with respect to each Subadvisor’s profitability. The Independent Directors noted that the Managers compensate the Subadvisors from their own management fees and that the fees were competitive based on the information provided by the Subadvisors and the Managers. In addition, the Independent Directors noted that the Subadvisory Agreements with UBS were negotiated at arm’s length between GIS and UBS. The Independent Directors also noted the amount of revenue generated by each Subadvisor from its subadvisory fees. The Independent Directors reviewed data on the estimated range of profitability to UBS for the Funds it subadvised and concluded that its profitability was not unreasonable. The Independent Directors took into account the level of revenues and the profitability to the parent entity of BGO as a result of BGO’s subadvisory relationship with the Funds it subadvised and concluded that profitability was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the subadvisory services provided to each applicable Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund contained one breakpoint in its subadvisory fee schedule. The Independent Directors also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Independent Directors concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to Subadvisors. The Independent Directors also considered the character and amount of other incidental benefits received by each Subadvisor, including any benefit derived from their affiliation with the Funds. The Independent Directors considered that UBS may use an affiliate to execute portfolio transactions for the Funds it subadvises, subject to Rule 17e-1 procedures that have been approved by the Board. The Independent Directors also considered each Subadvisor’s soft dollar practices. The Independent Directors concluded that the fees charged under each Subadvisory Agreement were reasonable in light of these fall-out benefits.

Specific Fund Findings

Baillie Gifford Emerging Markets Fund

In determining to recommend renewal of the Fund’s Advisory Agreements, the Independent Directors noted the favorable relative investment performance of the Fund, with performance above the median of its peer group in all but one of the periods reviewed, as well as the reasonableness of its management fee rate.

13

■	Baillie Gifford Emerging Markets Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

14

■	Baillie Gifford Emerging Markets Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

15

■ The Guardian Small Cap Stock Fund	Semiannual Report To Contractowners

Matthew Ziehl, CFA Portfolio Manager

Objective:

Long-term growth of capital

Portfolio:

At least 85% in a diversified portfolio of common stocks issued by companies with a small market capitalization at the time of initial purchase

Inception Date:

July 16, 1997

Net Assets at June 30, 2006:

$230,251,630

Top Ten Holdings  (As of 6/30/2006)

Company	Percentage of Total Net Assets
FactSet Research Systems, Inc.	2.58%
Affiliated Managers Group, Inc.	2.46%
Korn/Ferry Int’l.	2.13%
Resources Connection, Inc.	1.97%
WebEx Comm., Inc.	1.83%
Immucor, Inc.	1.75%
Stericycle, Inc.	1.71%
Arris Group, Inc.	1.70%
Labor Ready, Inc.	1.68%
Varian Semiconductor Equipment Assoc., Inc.	1.60%

Sector Weightings vs. Index  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 7/16/1997
The Guardian Small Cap Stock Fund	6.46%	10.90%	7.73%	—	9.60%
Russell 2000 Index	8.21%	14.58%	8.50%	—	8.01%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.
•	The Russell 2000 Index is generally considered to be representative of small capitalization issues in the U.S. stock market. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN SMALL CAP STOCK FUND	1

■ The Guardian Small Cap Stock Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,064.60	$4.30	0.84%
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21	0.84%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN SMALL CAP STOCK FUND

■	The Guardian Small Cap Stock Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
Common Stocks — 95.8%
Aerospace and Defense — 2.5%
109,300	AAR Corp.*	$2,429,739
64,600	Curtiss-Wright Corp.	1,994,848
52,400	EDO Corp.	1,275,416

		5,700,003

Air Freight and Logistics — 0.8%
75,100	UTi Worldwide, Inc.	1,894,773

Airlines — 2.5%
165,800	Republic Airways Hldgs., Inc.*	2,821,916
117,900	Skywest, Inc.	2,923,920

		5,745,836

Biotechnology — 2.0%
34,900	Cotherix, Inc.*	300,489
19,300	Cubist Pharmaceuticals, Inc.*	485,974
14,600	Digene Corp.*	565,604
25,600	InterMune, Inc.*	421,120
103,500	Keryx Biopharmaceuticals, Inc.*	1,469,700
17,000	Progenics Pharmaceuticals, Inc.*	409,020
5,800	United Therapeutics Corp.*	335,066
15,000	Vertex Pharmaceuticals, Inc.*	550,650

		4,537,623

Capital Markets — 5.8%
65,300	Affiliated Managers Group, Inc.*	5,673,917
174,100	Apollo Investment Corp.	3,217,368
74,200	Nuveen Investments – Class A	3,194,310
53,100	optionsXpress Hldgs., Inc.	1,237,761

		13,323,356

Chemicals — 1.6%
43,500	Albemarle Corp.	2,082,780
27,900	Cytec Inds., Inc.	1,497,114

		3,579,894

Commercial Banks — 5.1%
75,300	Center Financial Corp.	1,780,092
78,900	East West Bancorp, Inc.	2,991,099
29,200	IBERIABANK Corp.	1,680,168
45,100	PrivateBancorp, Inc.	1,867,591
46,700	Signature Bank*	1,512,146
43,900	SVB Financial Group*	1,995,694

		11,826,790

Commercial Services and Supplies — 7.9%
57,500	Knoll, Inc.	1,055,700
250,400	Korn/Ferry Int’l.*	4,905,336
170,300	Labor Ready, Inc.*	3,857,295
181,600	Resources Connection, Inc.*	4,543,632
60,400	Stericycle, Inc.*	3,932,040

		18,294,003

Communications Equipment — 3.2%
298,900	Arris Group, Inc.*	3,921,568
156,000	Polycom, Inc.*	3,419,520

		7,341,088

Computers and Peripherals — 1.1%
163,900	Palm, Inc.*	2,638,790

Diversified Consumer Services — 0.8%
46,200	Bright Horizons Family Solutions, Inc.*	1,741,278

Shares		Value
Diversified Financial Services — 1.5%
91,200	Int’l. Securities Exchange, Inc.	$3,471,984

Diversified Telecommunication Services — 0.8%
92,500	Iowa Telecom. Svcs., Inc.	1,750,100

Electric Utilities — 0.9%
73,900	ITC Hldgs. Corp.	1,964,262

Electronic Equipment and Instruments — 2.3%
133,250	Benchmark Electronics, Inc.*	3,213,990
61,600	Plexus Corp.*	2,107,336

		5,321,326

Energy Equipment and Services — 1.3%
99,500	TETRA Technologies, Inc.*	3,013,855

Food Products — 3.5%
79,900	Flowers Foods, Inc.	2,288,336
135,300	Hain Celestial Group, Inc.*	3,485,328
108,000	Reddy Ice Hldgs., Inc.	2,197,800

		7,971,464

Health Care Equipment and Supplies — 5.7%
147,500	American Medical Systems Hldgs., Inc.*	2,455,875
135,800	Conceptus, Inc.*	1,852,312
39,500	DJ Orthopedics, Inc.*	1,454,785
209,400	Immucor, Inc.*	4,026,762
41,200	Integra LifeSciences Hldgs.*	1,598,972
62,000	Kensey Nash Corp.*	1,829,000

		13,217,706

Health Care Providers and Services — 0.4%
25,000	Amedisys, Inc.*	947,500

Hotels, Restaurants and Leisure — 4.2%
121,800	Cheesecake Factory, Inc.*	3,282,510
57,400	Chipotle Mexican Grill, Inc. – Class A*	3,498,530
75,300	Orient-Express Hotels Ltd. – Class A	2,924,652

		9,705,692

Household Durables — 2.1%
66,800	Snap-On, Inc.	2,700,056
80,300	Standard Pacific Corp.	2,063,710

		4,763,766

Insurance — 3.0%
107,600	Endurance Specialty Hldgs. Ltd.	3,443,200
71,500	Hanover Insurance Group, Inc.	3,393,390

		6,836,590

Internet Software and Services — 1.8%
118,600	WebEx Comm., Inc.*	4,215,044

Life Sciences Tools and Services — 1.2%
33,900	Albany Molecular Research, Inc.*	362,052
28,100	Illumina, Inc.*	833,446
173,700	Immunicon Corp.*	904,977
21,700	Serologicals Corp.*	682,248

		2,782,723

Machinery — 2.0%
51,500	Actuant Corp. – Class A	2,572,425
80,900	Basin Water, Inc.*	810,618
24,600	IDEX Corp.	1,161,120

		4,544,163

Metals and Mining — 1.3%
86,000	Century Aluminum Co.*	3,069,340

See notes to financial statements.

3

■	The Guardian Small Cap Stock Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Oil, Gas and Consumable Fuels — 4.8%
38,100	Alliance Resource Partners LP	$1,380,363
70,200	Bill Barrett Corp.*	2,078,622
97,300	DCP Midstream Partners LP	2,743,860
130,100	Mariner Energy, Inc.*	2,389,937
83,500	Teekay LNG Partners LP	2,538,400

		11,131,182

Pharmaceuticals — 0.6%
57,100	Barrier Therapeutics, Inc.*	373,434
79,450	Salix Pharmaceuticals Ltd.*	977,235

		1,350,669

Real Estate Investment Trusts — 4.1%
158,800	Ashford Hospitality Trust	2,004,056
99,000	DiamondRock Hospitality Co.	1,466,190
85,300	New Plan Excel Realty Trust	2,106,057
43,500	Reckson Assocs. Realty Corp.	1,800,030
62,700	Tanger Factory Outlet Centers, Inc.	2,029,599

		9,405,932

Road and Rail — 1.2%
134,500	Werner Enterprises, Inc.	2,726,315

Semiconductors and Semiconductor Equipment — 3.0%
100,300	Netlogic Microsystems, Inc.*	3,234,675
112,900	Varian Semiconductor Equipment Assoc., Inc.*	3,681,669

		6,916,344

Software — 8.9%
129,300	Ansoft Corp.*	2,648,064
118,200	Blackboard, Inc.*	3,423,072
125,600	FactSet Research Systems, Inc.	5,940,880
240,700	Informatica Corp.*	3,167,612
134,500	Internet Security Systems, Inc.*	2,535,325
219,580	Parametric Technology Corp.*	2,790,862

		20,505,815

Specialty Retail — 4.6%
118,300	Aeropostale, Inc.*	3,417,687
177,900	bebe stores, inc.	2,743,218

Shares		Value

155,600	Pacific Sunwear of California, Inc.*	$2,789,908
84,400	PETCO Animal Supplies, Inc.*	1,724,292

		10,675,105

Thrifts and Mortgage Finance — 2.1%
82,000	BankAtlantic Bancorp, Inc. – Class A	1,216,880
78,400	BankUnited Financial Corp. – Class A	2,392,768
24,000	Triad Guaranty, Inc.*	1,173,120

		4,782,768

Wireless Telecommunication Services — 1.2%
106,000	SBA Comm. Corp. – Class A*	2,770,840

	Total Common Stocks (Cost $198,841,987)	220,463,919

Exchange–Traded Fund — 1.0%
32,700	iShares Russell 2000 Index Fund (Cost $2,312,845)	$2,351,130

Principal Amount		Value
Repurchase Agreement — 1.5%
$3,451,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $3,452,424 at 4.95%, due 7/3/2006(1) (Cost $3,451,000)	$3,451,000

Total Investments — 98.3% (Cost $204,605,832)		226,266,049
Cash, Receivables, and Other Assets Less Liabilities — 1.7%		3,985,581

Net Assets — 100%		$230,251,630

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by $3,525,000 in U.S. Government Agency, 5.50%, due 5/29/2009, with a value of $3,525,000.

See notes to financial statements.

4

■	The Guardian Small Cap Stock Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $204,605,832)	$226,266,049
Cash	750
Receivable for securities sold	3,935,132
Dividends receivable	194,953
Receivable for fund shares sold	49,892
Interest receivable	475
Other assets	4,662

Total Assets	230,451,913

LIABILITIES
Payable for fund shares redeemed	41,496
Accrued expenses	19,897
Due to GIS	138,890

Total Liabilities	200,283

Net Assets	$230,251,630

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,573,103
Additional paid-in capital	196,878,985
Undistributed net investment income	161,685
Accumulated net realized gain on investments	9,977,640
Net unrealized appreciation of investments	21,660,217

Net Assets	$230,251,630

Shares Outstanding — $0.10 Par Value	15,731,028

Net Asset Value Per Share	$14.64

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$1,116,807
Interest	87,599

Total Income	1,204,406

Expenses:
Investment advisory fees — Note B	927,645
Custodian fees	50,449
Printing expense	19,382
Directors’ fees — Note B	16,195
Audit fees	12,305
Insurance expense	8,854
Legal fees	5,069
Loan commitment fees – Note F	2,384
Registration fees	212
Other	226

Total Expenses	1,042,721

Net Investment Income	161,685

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments — Note A	11,692,315
Net change in unrealized appreciation of investments — Note C	4,916,604

Net Realized and Unrealized Gain on Investments	16,608,919

NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,770,604

See notes to financial statements.

5

■	The Guardian Small Cap Stock Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$161,685	$597,370
Net realized gain on investments	11,692,315	28,758,714
Net change in unrealized appreciation of investments	4,916,604	(33,349,898)

Net Increase/(Decrease) in Net Assets Resulting from Operations	16,770,604	(3,993,814)

Dividends and Distributions to Shareholders from:
Net investment income	—	(539,657)
Net realized gain on investments	(5,789,933)	(44,506,200)

Total Dividends and Distributions to Shareholders	(5,789,933)	(45,045,857)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note E	(19,807,551)	(16,191,071)

Net Decrease in Net Assets	(8,826,880)	(65,230,742)

NET ASSETS:

Beginning of period	239,078,510	304,309,252

End of period*	$230,251,630	$239,078,510

* Includes undistributed net investment income of:	$161,685	$—

See notes to financial statements.

6

■	The Guardian Small Cap Stock Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002		2001
Net asset value, beginning of period	$14.13		$17.22	$17.83	$12.43	$14.71		$15.96

Income from investment operations:
Net investment income/(loss)	0.01		0.04	(0.05)	(0.04)	(0.01)		0.00	(a)
Net realized and unrealized gain/(loss) on investments	0.88		(0.08)	2.66	5.44	(2.27)		(1.25)

Net increase/(decrease) from investment operations	0.89		(0.04)	2.61	5.40	(2.28)		(1.25)

Dividends and distributions to shareholders from:
Net investment income	—		(0.04)	—	—	(0.00	)(a)	(0.00	)(a)
Net realized gain on investments	(0.38)		(3.01)	(3.22)	—	—		(0.00	)(a)

Total dividends and distributions	(0.38)		(3.05)	(3.22)	—	(0.00)		(0.00)

Net asset value, end of period	$14.64		$14.13	$17.22	$17.83	$12.43		$14.71

Total return*	6.46	%(b)	0.16%	15.17%	43.44%	(15.50)%		(7.83)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$230,252		$239,079	$304,309	$303,927	$228,953		$266,038
Ratio of expenses to average net assets	0.84	%(c)	0.84%	0.82%	0.83%	0.84%		0.84%
Ratio of net investment income/(loss) to average net assets	0.13	%(c)	0.24%	(0.28)%	(0.24)%	(0.05)%		0.01%
Portfolio turnover rate	73%		133%	125%	107%	109%		134%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

7

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian Small Cap Stock Fund (the Fund or GSCSF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of the Company are presented in separate reports.

Shares of GSCSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSCSF is permitted to buy international securities that are not U.S. dollar denominated. GSCSF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

8

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Forward Foreign Currency Contracts

GSCSF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSCSF. When forward contracts are closed, GSCSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GSCSF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSCSF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSCSF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSCSF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSCSF. GSCSF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GSCSF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GSCSF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSCSF. Net realized short-term and long-term capital gains for GSCSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCSF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GSCSF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Management Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.75% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per

9

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $176,706,839 and $207,086,720, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2006 aggregated $27,881,431 and $6,221,214, respectively, resulting in net unrealized appreciation of $21,660,217.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for GSCSF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	1,022,029	1,563,547	$15,697,746	$24,510,981
Shares issued in reinvestment of dividends and distributions	421,086	3,100,696	5,789,932	45,045,857
Shares repurchased	(2,627,387)	(5,417,150)	(41,295,229)	(85,747,909)

Net decrease	(1,184,272)	(752,907)	$(19,807,551)	$(16,191,071)

Note F.	Line of Credit

A $100,000,000 line of credit available to GSCSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

10

■	Guardian Small Cap Stock Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

11

■	Guardian Small Cap Stock Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian Small Cap Stock Fund

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors noted that investment performance was satisfactory over the periods reviewed and that the management fee was reasonable.

12

■	Guardian Small Cap Stock Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

13

■	The Guardian Small Cap Stock Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

14

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of GIAC Funds, Inc.

Date: September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of GIAC Funds, Inc.

Date: September 6, 2006

By:	/s/ John H. Walter
John H. Walter
Vice President and Treasurer of
GIAC Funds, Inc.

Date: September 6, 2006